Acquisitions	12 Months Ended
Dec. 29, 2012
Acquisitions
3.	Acquisitions

2011 Acquisition

On April 4, 2011, the Company consummated the acquisition of Color Optics, Inc. (“Color Optics”) through a stock purchase for a total purchase price of $4.8 million paid in cash at closing and a subsequent working capital adjustment. Color Optics is a specialized packaging provider, serving the cosmetic and consumer products industries with highly decorated packaging solutions complementary to the Company’s sampling business. The results of the acquired Color Optics operations are reported as part of the Marketing and Publishing Services segment from the date of acquisition. There were no goodwill or intangible assets recognized in connection with this acquisition.

The aggregate cost of the acquisition was allocated to the tangible assets acquired and liabilities assumed based upon their relative fair values as of the date of the acquisition.

The final allocation of the purchase price for the Color Optics acquisition was as follows:

In thousands
Current assets	$3,451
Property, plant and equipment	614
Intangible assets	—
Goodwill	—
Long-term assets	2,412
Current liabilities	(1,647)
Long-term liabilities	(54)

$4,776

The Color Optics acquisition was not considered material to the Company’s results of operations, financial position or cash flows.